Property, plant and equipment (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2021 EUR (€)
Property, plant and equipment
Property, plant and equipment at beginning of period	$ 11,582	$ 9,175
Property, plant and equipment at end of period	15,844	11,582	$ 9,175
Commitments to acquire property, plant and equipment	0			€ 0
Assets are pledged as security for liabilities	0
IT, office and lab equipment
Property, plant and equipment
Property, plant and equipment at beginning of period	1,247	997
Property, plant and equipment at end of period	3,373	1,247	997
Right-of-use assets Buildings
Property, plant and equipment
Property, plant and equipment at beginning of period	7,677	6,264
Property, plant and equipment at end of period	9,688	7,677	6,264
Right-of-use assets Vehicles
Property, plant and equipment
Property, plant and equipment at beginning of period	1,513	836
Property, plant and equipment at end of period	1,664	1,513	836
Leasehold improvements
Property, plant and equipment
Property, plant and equipment at beginning of period	881	805
Property, plant and equipment at end of period	888	881	805
Lease equipment
Property, plant and equipment
Property, plant and equipment at beginning of period	264	273
Property, plant and equipment at end of period	230	264	273
Cost
Property, plant and equipment
Property, plant and equipment at beginning of period		13,970	3,395
Additions	9,430		7,478
Disposals	(217)
Translation differences	(64)	1,219	(97)
Property, plant and equipment at end of period	29,802		13,970
Cost | IFRS 16
Property, plant and equipment
Property, plant and equipment at beginning of period	20,653		3,194
Additions			5,574
Disposals		(110)
Property, plant and equipment at end of period		20,653
Cost | IT, office and lab equipment
Property, plant and equipment
Property, plant and equipment at beginning of period		3,906	3,105
Additions	3,163		856
Disposals	(217)
Translation differences	104	360	(55)
Property, plant and equipment at end of period	7,938		3,906
Cost | IT, office and lab equipment | IFRS 16
Property, plant and equipment
Property, plant and equipment at beginning of period	4,889
Additions			733
Disposals		(110)
Property, plant and equipment at end of period		4,889
Cost | Right-of-use assets Buildings
Property, plant and equipment
Property, plant and equipment at beginning of period		7,741
Additions	4,923		5,097
Translation differences	(182)	645	(33)
Property, plant and equipment at end of period	16,462		7,741
Cost | Right-of-use assets Buildings | IFRS 16
Property, plant and equipment
Property, plant and equipment at beginning of period	11,721		2,677
Additions			3,335
Property, plant and equipment at end of period		11,721
Cost | Right-of-use assets Vehicles
Property, plant and equipment
Property, plant and equipment at beginning of period		1,098
Additions	802		588
Translation differences		101	(7)
Property, plant and equipment at end of period	3,075		1,098
Cost | Right-of-use assets Vehicles | IFRS 16
Property, plant and equipment
Property, plant and equipment at beginning of period	2,273		517
Additions			1,074
Property, plant and equipment at end of period		2,273
Cost | Leasehold improvements
Property, plant and equipment
Property, plant and equipment at beginning of period		908
Additions	543		905
Translation differences	14	84	3
Property, plant and equipment at end of period	1,981		908
Cost | Leasehold improvements | IFRS 16
Property, plant and equipment
Property, plant and equipment at beginning of period	1,424
Additions			432
Property, plant and equipment at end of period		1,424
Cost | Lease equipment
Property, plant and equipment
Property, plant and equipment at beginning of period		317	290
Additions			32
Translation differences		29	(5)
Property, plant and equipment at end of period	346		317
Cost | Lease equipment | IFRS 16
Property, plant and equipment
Property, plant and equipment at beginning of period	346
Property, plant and equipment at end of period		346
Amortization, Depreciation and impairment
Property, plant and equipment
Property, plant and equipment at beginning of period	(9,071)	(4,795)	(2,452)
Depreciation	(5,055)	(3,671)	(2,382)
Disposals	158	103
Translation differences	10	(708)	(39)
Property, plant and equipment at end of period	(13,958)	(9,071)	(4,795)
Amortization, Depreciation and impairment | IT, office and lab equipment
Property, plant and equipment
Property, plant and equipment at beginning of period	(3,642)	(2,909)	(2,439)
Depreciation	(1,118)	(535)	(515)
Disposals	158	103
Translation differences	37	(301)	(45)
Property, plant and equipment at end of period	(4,565)	(3,642)	(2,909)
Amortization, Depreciation and impairment | Right-of-use assets Buildings
Property, plant and equipment
Property, plant and equipment at beginning of period	(4,044)	(1,477)
Depreciation	(2,714)	(2,262)	(1,472)
Translation differences	(15)	(305)	5
Property, plant and equipment at end of period	(6,774)	(4,044)	(1,477)
Amortization, Depreciation and impairment | Right-of-use assets Vehicles
Property, plant and equipment
Property, plant and equipment at beginning of period	(760)	(262)
Depreciation	(651)	(441)	(261)
Translation differences		(57)	1
Property, plant and equipment at end of period	(1,411)	(760)	(262)
Amortization, Depreciation and impairment | Leasehold improvements
Property, plant and equipment
Property, plant and equipment at beginning of period	(543)	(103)
Depreciation	(539)	(401)	(103)
Translation differences	(11)	(39)
Property, plant and equipment at end of period	(1,093)	(543)	(103)
Amortization, Depreciation and impairment | Lease equipment
Property, plant and equipment
Property, plant and equipment at beginning of period	(82)	(44)	(13)
Depreciation	(34)	(32)	(31)
Translation differences		(6)
Property, plant and equipment at end of period	$ (116)	$ (82)	$ (44)